Prepayments on long-term assets - summary of prepayments on long-term assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Payments on buildings	¥ 112,856	$ 16,362	¥ 0